Consolidated statement of changes in equity (Parenthetical)		12 Months Ended
		Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 SGD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2009 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2000 USD ($)	Dec. 31, 1997 USD ($)
Redemption of securities	[1]			$ 2,000,000,000
Cumulative goodwill								$ 5,138,000,000
Transfers	[2]			$ 0
Preference shares
Other equity instruments interest rate		6.20%	6.20%
Treasury shares
Number of shares outstanding | shares		554,452,437	554,452,437	558,397,704
Merger and other reserves
Cumulative goodwill								3,469,000,000
Cumulative acquisition value					$ 15,796,000,000
Transfers	[2],[3],[4]			$ 3,065,000,000
Merger and other reserves | HSBC Continental Europe
Cumulative acquisition value							$ 8,290,000,000
Merger and other reserves | HSBC Finance Corporation
Cumulative acquisition value						$ 12,768,000,000
Retained earnings
Cumulative goodwill								$ 1,669,000,000
Transfers	[2],[3],[5]			(3,065,000,000)
HSBC Holdings
Redemption of securities				2,000,000,000
Transfers	[6]			0
HSBC Holdings | Preference shares
Notional amount				$ 2,000,000,000
Other equity instruments interest rate				6.875%
HSBC Holdings | Perpetual Subordinated Contingent Convertible Capital Securities 5.250 Percent
Redemption of securities | €		€ 1,500,000,000
Other equity instruments interest rate		5.25%	5.25%
HSBC Holdings | Perpetual Subordinated Contingent Convertible Capital Securities 5.875 Percent
Redemption of securities			$ 1,000,000,000
Other equity instruments interest rate		5.875%	5.875%
HSBC Holdings | Tier 1 Instruments
Notional amount				$ 2,000,000,000
Payments for debt issue costs				$ 4,000,000
HSBC Holdings | Treasury shares
Number of shares outstanding | shares		331,874,221	331,874,221	329,871,829
HSBC Holdings | Merger and other reserves
Transfers	[6]			$ 3,065,000,000
HSBC Holdings | Retained earnings
Transfers	[6],[7]			$ (3,065,000,000)

[1]	During 2022, HSBC Holdings redeemed €1,500m 5.250% perpetual subordinated contingent convertible capital securities and SGD1,000m 5.875% perpetual subordinated contingent convertible capital securities. For further details, see Note 32. In 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible capital securities. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares.
[2]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2020, an impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings. During 2022 and 2021, part-reversals of these impairments resulted in transfers from retained earnings back to the merger reserve of $2,499m and $3,065m respectively.
[3]	Cumulative goodwill amounting to $5,138m has been charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m has been charged against retained earnings.
[4]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992, HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.
[5]	At 31 December 2022, retained earnings included 554,452,437 treasury shares (2021: 558,397,704; 2020: 509,825,249). These include treasury shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Securities Services.
[6]	Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2022, a part-reversal of this impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m (2021: $3,065m). At 31 December 2020, an additional impairment of $435m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[7]	At 31 December 2022, retained earnings included 331,874,221 ($2,615m) treasury shares (2021: 329,871,829 ($2,542m); 2020: 326,766,253 ($2,521m)).